Deferred tax liability - Detailed disclosure about deferred tax liability (Details) - GBP (£) £ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Jan. 31, 2019
Deferred tax assets and liabilities [abstract]
At February 1	[1]	£ 1,675	£ 2,379
Release of temporary difference relating to the intangible asset		(115)	(704)
At December 31 / January 31		£ 1,560	£ 1,675 [1]

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'